Shareholder Fees {- Fidelity SAI International Small Cap Index Fund}	Dec. 30, 2022 USD ($)
10.31 Fidelity SAI International Small Cap/Japan Stock Index Funds Combo PRO-04 | Fidelity SAI International Small Cap Index Fund
Shareholder Fees:
(fees paid directly from your investment)	none